Other current assets - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Other Current Assets [Line Items]
Prepaid insurance expenses	€ 200	€ 1,000
Prepaid expenses of licenses and software	500	600
Other assets	1,019	787
Receivables From Capital Gains Tax [Member]
Disclosure of Other Current Assets [Line Items]
Other assets	400	400
Celgene Switzerland LLC And Genmab AS [Member]
Disclosure of Other Current Assets [Line Items]
Current Incremental cost for collaboration agreement	€ 600	€ 500